Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Strategic Global Bond Fund, Inc.
Entity Central Index Key	0000835620
Document Period End Date	Jun. 30, 2024